Retirement Plan	12 Months Ended
Dec. 31, 2021
Retirement Plan
Retirement Plan

Note 13. Retirement Plan

The Company has a defined contribution savings plan under section 401(k) of the Internal Revenue Code. The plan covers substantially all employees. The Company matches employee contributions made to the plan according to a specified formula. The Company’s matching contributions totaled approximately $0.4 million and $0.2 million for the years ended December 31, 2021 and 2020, respectively.